SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Schedule of useful life of property, plant and equipment
	%
Leasehold Improvement	25-33	(*)
Machinery and Equipment	7-14
Computers	33.3
Furniture	15